RMB-DENOMINATED US$-SETTLED SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Senior Notes

The Senior Notes consisted of the following as of December 31, 2011:

December 31, 2011
Principal	258,948
Less: debt discount, net (1)	(121)

Net carrying amount	258,827

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.